Schedule of Recognized Liquidated Damages (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	$ 3,764,956	$ 3,127,756
Public Information Failure Damages	4,655,445	3,936,645
Accrued interest	1,147,690	1,016,113
Series l Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	1,386,000	1,108,800
Public Information Failure Damages	1,386,000	1,039,500
Accrued interest	332,185	262,193
Series J Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	1,200,000	840,000
Public Information Failure Damages	1,200,000	840,000
Accrued interest	200,022	140,015
Registration Rights Agreements And Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	637,200	138,600
Public Information Failure Damages	718,800	171,546
Accrued interest	131,577	418,370
Totals	1,487,577	728,516
Registration Rights Agreements And Securities Purchase Agreement [Member] | Series l Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	277,200	138,600
Public Information Failure Damages	346,500	69,300
Accrued interest	69,992	262,193
Totals	693,692	470,093
Registration Rights Agreements And Securities Purchase Agreement [Member] | Series J Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages	360,000
Public Information Failure Damages	360,000
Accrued interest	60,007	140,015
Totals	780,007	140,015
Registration Rights Agreements And Securities Purchase Agreement [Member] | Twelve Percentage Convertible Debentures One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registration Rights Damages
Public Information Failure Damages	12,300	102,246
Accrued interest	1,578	16,162
Totals	$ 13,878	$ 118,408